Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Measurement
Schedule of fair value of warrant liability

	For the year ended	For the six months ended
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
Warrant liability:
Level 1 Inputs	—	—	—
Level 2 Inputs	—	—	—
Level 3 Inputs	3,952	1,632	225
Balance at fair value	3,952	1,632	225

Schedule of inputs related to the Black Scholes model for the valuation of the fair value of warrants

	As of December 31, 2023	As of June 30, 2024
Expiration of warrant (years)	3.9	3.4
Fair market value per share (US$)*	3.00	1.79
Exercise price (US$)*	41.25	41.25
Risk-free rate	3.92%	4.48%
Dividend yield	—	—
Standard derivation in the value of stock	132.8%	132.0%

*Effective on January 26, 2024, The Group changed the ratio of the ADSs to Class A ordinary shares from the then ADS ratio of one ADS to sixteen (16) Class A ordinary shares to a new ADS ratio of one ADS representing two hundred and forty (240) Class A ordinary shares. Fair market value per share and exercise price as of December 31, 2023 have been retroactively adjusted to reflect the change in ratio for all periods presented.

Schedule of fair value of warrants

For the six months ended June 30, 2024
RMB
Fair value of warrants at beginning of the period (Level 3)	3,952
Issuances	—
Change in fair value	(2,338)
Effect of exchange rate changes	18
Fair value of warrants at end of the period (Level 3)	1,632